SHARE CAPITAL (Disclosure of outstanding options to acquire common shares) (Details)	12 Months Ended
	Mar. 31, 2022 CAD ($) Share $ / shares	Mar. 31, 2021 CAD ($) Share $ / shares	Mar. 31, 2020 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Issued	8,692,334	7,021,667	4,775,000
Number of Options Exercisable	6,738,001	5,050,832
Grant date fair value | $	$ 10,545,210	$ 4,822,083
Weighted average remaining contractual life	2 years 8 months 12 days	3 years 2 months 8 days
Expire July 5, 2021 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date		July 5, 2021
Exercise Price | $ / shares		$ 0.72
Number of Options Issued		340,000
Number of Options Exercisable		340,000
Grant date fair value | $		$ 190,400
Weighted average remaining contractual life		3 months 3 days
Expire April 13, 2023 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	April 13, 2023
Exercise Price | $ / shares	$ 1.76
Number of Options Issued	50,000
Number of Options Exercisable	50,000
Grant date fair value | $	$ 46,000
Weighted average remaining contractual life	1 year 14 days
Expire July 3, 2023 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	July 3, 2023	July 3, 2023
Exercise Price | $ / shares	$ 0.5	$ 0.5
Number of Options Issued	1,350,000	1,350,000
Number of Options Exercisable	1,350,000	1,350,000
Grant date fair value | $	$ 405,000	$ 405,000
Weighted average remaining contractual life	1 year 3 months 3 days	2 years 3 months 3 days
Expire August 13, 2023 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	August 13, 2023	August 13, 2023
Exercise Price | $ / shares	$ 0.53	$ 0.53
Number of Options Issued	650,000	800,000
Number of Options Exercisable	650,000	800,000
Grant date fair value | $	$ 214,500	$ 264,000
Weighted average remaining contractual life	1 year 4 months 13 days	2 years 4 months 13 days
Expire November 14, 2023 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	November 14, 2023	November 14, 2023
Exercise Price | $ / shares	$ 0.4	$ 0.4
Number of Options Issued	100,000	100,000
Number of Options Exercisable	100,000	100,000
Grant date fair value | $	$ 26,000	$ 26,000
Weighted average remaining contractual life	1 year 7 months 13 days	2 years 7 months 13 days
Expire December 9, 2023 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	December 9, 2023	December 9, 2023
Exercise Price | $ / shares	$ 1.64	$ 1.64
Number of Options Issued	250,000	250,000
Number of Options Exercisable	166,667	83,333
Grant date fair value | $	$ 227,500	$ 227,500
Weighted average remaining contractual life	1 year 8 months 8 days	2 years 8 months 8 days
Expire December 30, 2023 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	December 30, 2023	December 30, 2023
Exercise Price | $ / shares	$ 3.32	$ 3.32
Number of Options Issued	425,000	425,000
Number of Options Exercisable	283,333	141,667
Grant date fair value | $	$ 816,000	$ 816,000
Weighted average remaining contractual life	1 year 9 months	2 years 6 months
Expire June 30, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	June 30, 2024
Exercise Price | $ / shares	$ 3.5
Number of Options Issued	150,000
Number of Options Exercisable	50,000
Grant date fair value | $	$ 301,500
Weighted average remaining contractual life	2 years 3 months
Expire July 17, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	July 17, 2024	July 17, 2024
Exercise Price | $ / shares	$ 0.4	$ 0.4
Number of Options Issued	1,175,000	1,225,000
Number of Options Exercisable	1,175,000	1,225,000
Grant date fair value | $	$ 199,750	$ 208,250
Weighted average remaining contractual life	2 years 3 months 18 days	3 years 3 months 18 days
Expire July 23, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	July 23, 2024
Exercise Price | $ / shares	$ 3.1
Number of Options Issued	25,000
Number of Options Exercisable	8,333
Grant date fair value | $	$ 43,750
Weighted average remaining contractual life	2 years 3 months 25 days
Expire September 3, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	September 3, 2024
Exercise Price | $ / shares	$ 3.69
Number of Options Issued	100,000
Number of Options Exercisable	66,667
Grant date fair value | $	$ 212,000
Weighted average remaining contractual life	2 years 5 months 4 days
Expire September 21, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	September 21, 2024
Exercise Price | $ / shares	$ 4.08
Number of Options Issued	120,000
Number of Options Exercisable	40,000
Grant date fair value | $	$ 277,200
Weighted average remaining contractual life	2 years 5 months 23 days
Expire October 13, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	October 13, 2024
Exercise Price | $ / shares	$ 4.92
Number of Options Issued	100,000
Number of Options Exercisable	33,333
Grant date fair value | $	$ 189,333
Weighted average remaining contractual life	2 years 6 months 14 days
Expire October 22, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date		October 22, 2024
Exercise Price | $ / shares		$ 0.4
Number of Options Issued		50,000
Number of Options Exercisable		50,000
Grant date fair value | $		$ 12,000
Weighted average remaining contractual life		3 years 6 months 21 days
Expire October 26, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	October 26, 2024
Exercise Price | $ / shares	$ 4.77
Number of Options Issued	50,000
Number of Options Exercisable	16,667
Grant date fair value | $	$ 137,500
Weighted average remaining contractual life	2 years 6 months 29 days
Expire November 1, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	November 1, 2024
Exercise Price | $ / shares	$ 5.67
Number of Options Issued	100,000
Number of Options Exercisable	33,333
Grant date fair value | $	$ 321,000
Weighted average remaining contractual life	2 years 7 months 2 days
Expire December 10, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	December 10, 2024	December 10, 2024
Exercise Price | $ / shares	$ 0.4	$ 0.4
Number of Options Issued	40,000	90,000
Number of Options Exercisable	40,000	90,000
Grant date fair value | $	$ 7,600	$ 17,100
Weighted average remaining contractual life	2 years 8 months 12 days	3 years 8 months 12 days
Expire December 29, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	December 29, 2024
Exercise Price | $ / shares	$ 5.22
Number of Options Issued	200,000
Number of Options Exercisable	66,667
Grant date fair value | $	$ 592,000
Weighted average remaining contractual life	2 years 9 months
Expire January 14, 2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	January 14, 2025
Exercise Price | $ / shares	$ 4.25
Number of Options Issued	200,000
Number of Options Exercisable	66,667
Grant date fair value | $	$ 484,000
Weighted average remaining contractual life	2 years 9 months 14 days
Expire January 17, 2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	January 17, 2025
Exercise Price | $ / shares	$ 4.25
Number of Options Issued	20,000
Number of Options Exercisable	6,667
Grant date fair value | $	$ 56,000
Weighted average remaining contractual life	2 years 9 months 18 days
Expire March 29, 2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	March 29, 2025
Exercise Price | $ / shares	$ 3.88
Number of Options Issued	54,000
Number of Options Exercisable	18,000
Grant date fair value | $	$ 123,660
Weighted average remaining contractual life	3 years
Expire May 8, 2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	May 8, 2025	May 8, 2025
Exercise Price | $ / shares	$ 0.4	$ 0.4
Number of Options Issued	600,000	600,000
Number of Options Exercisable	483,333	283,333
Grant date fair value | $	$ 132,000	$ 132,000
Weighted average remaining contractual life	3 years 1 month 9 days	4 years 1 month 9 days
Expire May 16, 2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	May 16, 2025	May 16, 2025
Exercise Price | $ / shares	$ 0.4	$ 0.4
Number of Options Issued	100,000	100,000
Number of Options Exercisable	66,667	33,333
Grant date fair value | $	$ 24,000	$ 24,000
Weighted average remaining contractual life	3 years 1 month 17 days	4 years 1 month 17 days
Expire July 6, 2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	July 6, 2025	July 6, 2025
Exercise Price | $ / shares	$ 0.68	$ 0.68
Number of Options Issued	33,334	66,667
Number of Options Exercisable	0	0
Grant date fair value | $	$ 13,667	$ 27,333
Weighted average remaining contractual life	3 years 3 months 7 days	4 years 3 months 7 days
Expire July 24, 2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	July 24, 2025	July 24, 2025
Exercise Price | $ / shares	$ 0.63	$ 0.63
Number of Options Issued	150,000	150,000
Number of Options Exercisable	100,000	50,000
Grant date fair value | $	$ 57,000	$ 57,000
Weighted average remaining contractual life	3 years 3 months 25 days	4 years 3 months 25 days
Expire October 6, 2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	October 6, 2025	October 6, 2025
Exercise Price | $ / shares	$ 0.75	$ 0.75
Number of Options Issued	400,000	400,000
Number of Options Exercisable	400,000	133,333
Grant date fair value | $	$ 180,000	$ 180,000
Weighted average remaining contractual life	3 years 6 months 7 days	4 years 6 months 7 days
Expire November 24, 2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	November 24, 2025
Exercise Price | $ / shares	$ 1.77	$ 1.77
Number of Options Issued	75,000	75,000
Number of Options Exercisable	75,000	37,500
Grant date fair value | $	$ 85,500	$ 85,500
Weighted average remaining contractual life	3 years 7 months 24 days	4 years 7 months 24 days
Expire December 30, 2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	December 30, 2025
Exercise Price | $ / shares	$ 3.32	$ 3.32
Number of Options Issued	1,000,000	1,000,000
Number of Options Exercisable	1,000,000	333,333
Grant date fair value | $	$ 2,150,000	$ 2,150,000
Weighted average remaining contractual life	3 years 9 months	4 years 9 months
Expire April 13, 2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	April 13, 2026
Exercise Price | $ / shares	$ 1.76
Number of Options Issued	50,000
Number of Options Exercisable	16,667
Grant date fair value | $	$ 58,000
Weighted average remaining contractual life	4 years 14 days
Expire December 15, 2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	December 15, 2026
Exercise Price | $ / shares	$ 5.2
Number of Options Issued	25,000
Number of Options Exercisable	8,333
Grant date fair value | $	$ 84,750
Weighted average remaining contractual life	4 years 8 months 15 days
Expire January 14, 2027 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	January 14, 2027
Exercise Price | $ / shares	$ 4.25
Number of Options Issued	1,100,000
Number of Options Exercisable	366,667
Grant date fair value | $	$ 3,080,000
Weighted average remaining contractual life	4 years 9 months 14 days